Notes on the consolidated statements of operations (Details 25) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Deferred tax assets (DTA)	€ 9,907	€ 10,001
Deferred tax liabilities (DTL)	€ 725	€ 929